Exhibit 99.4

Report of Independent Accountants on Applying
Agreed-Upon Procedures

Tricon American Homes LLC
1508 Brookhollow Drive
Santa Ana, CA  92705

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Tricon American Homes LLC (the “Company” or the “Responsible Party”), Deutsche Bank Securities Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated, who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures (the “Procedures”) relating to the accuracy of certain attributes of the collateral assets (the “Properties”) included in the Final Data Tape (as defined below) with respect to the TAH 2017-SFR2 securitization (the “Transaction”).  The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, for the procedures outlined in Exhibit 1, the Specified Parties agreed on an initial sample size of 688 Properties, which were selected using a simple random sample from the pool of assets identified by the Company as being Properties that will collateralize the Transaction.

In connection with the Transaction, for the procedures outlined in Exhibit 2, the Specified Parties have requested that the procedures be performed on the entire pool of assets identified by the Company as being Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the assets to stated underwriting standards, criteria or other requirements;

•	The value of such assets; and

•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 600 13th Street NW, Suite 1000, Washington DC 20005-3005
T: (202) 414 1000, F: (202) 414 1301, www.pwc.com/us

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the securitization offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the securitization offering documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)
The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Initial Data Tape or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this AUP Report.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data attributes to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one of more data attributes using a prescribed methodology.

•	The phrase “Property Cut-Off Date” refers to September 1, 2017.

•	The phrase “StructuredFN” refers to the website used to store the Source Documents used for the purposes of our procedures.

•	The phrase “Month to Month?” refers to Properties that are leased on a month to month basis.

•	The phrase “Sample Attributes” refers to the data attributes listed in the table below:

Sample Attributes
Acquisition Date	Lease Start Date
Acquisition Type	Lease End Date
Purchase Price	Rent (per month)

•	The phrase “Sample Purchase Attributes” collectively refers to the Acquisition Date, Acquisition Type, and Purchase Price Sample Attributes.

•	The phrase “Sample Lease Attributes” collectively refers to the Lease Start Date, Lease End Date, and Rent (per month) Sample Attributes.

The "Data Files" refer to the following files provided to us by the Company:

•	An electronic data file labeled “TAH 2017-2 Data Tape 9 1 2017 (as of 10.20.2017) Clean.xlsx” containing the Sample Attributes as of the Property Cut-Off Date (the “Initial Data Tape”);

•
Four electronic files labeled “MTM Samples.zip” and “MTM Samples 2.zip” containing screenshots from the Company’s property management system evidencing the transaction history of each Property in the Month to Month Sample (as defined below) for the months of September 2017 and October 2017 (together, the “MTM Support File”);

•	An electronic data file labeled “TAH 2017-2 PPA GL Tie Out v2.xlsx” containing purchase price information for the Properties (the “Purchase Price File”);

•	An electronic data file labeled “TAH 2017-2 Data Tape 9 1 2017 (as of 11.2.2017) Clean.xlsx” containing the Sample Attributes as of the Property Cut-Off Date (the “Interim Data Tape”);

•	An electronic data file labeled “TAH 2017-2 Data Tape 9 1 2017 (as of 11.21.2017) Final.xlsx” containing the Sample Attributes as of the Property Cut-Off Date (the “Final Data Tape”);

•	Certain lease and purchase documentation relating to the Properties that were made available on StructuredFN or via email, as applicable (the “Source Documents”); and

•
Certain electronic data files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the “Supplemental Data Files”), listed and defined as follows:

o	“TAH 2017-2 BPO Results File v3.xlsx” (the “BPO Results File”);
o	“TAH 2017-2 HOA Support File v2.xlsx” (the “HOA Support File”);
o	“TAH 2017-1 MSA Mapping v2.xlsx” (the “MSA Mapping File”);
o	“TAH 2017-2 Insurance Master Schedule.xlsx” (the “Insurance Support File”);
o	“TAH 2017-2 Delinquency Report.xlsx” (the “Delinquency File);
o	“TAH 2017-2 Property Taxes Master Schedule.xlsx” (the “Tax Support File”);
o	“TAH 2017-2 Underwriting Assumptions v2.xlsx” (the “Underwriting Assumptions”); and
o	“TAH 2017-2 Validation File v2.xlsx” (the “Validation Report”).

Procedures Performed

Property File Review

1.
Using the Initial Data Tape, we randomly selected 688 Properties (the “Initial Sample Properties”) from the 2,644 Properties represented on the Initial Data Tape for review.  We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

For each of the Initial Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes as of the Property Cut-Off Date, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the date of our review.  For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1.  We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes in the Initial Data Tape for the Initial Sample Properties to the Source Documents and noted the following differences (the “Initial Purchase and Lease Discrepancies”):

#	Sample Attribute	Initial Data Tape Value	Source Document Value
95	ACQUISITION TYPE	Non-Trustee	Portfolio
129	ACQUISITION DATE	July 26, 2012	September 14, 2012
206	ACQUISITION TYPE	Non-Trustee	Portfolio
207	ACQUISITION TYPE	Non-Trustee	Portfolio
234	ACQUISITION TYPE	Non-Trustee	Trustee
281	RENT (PER MONTH)	$2,250.00	$2,000.00
361	ACQUISITION DATE	December 23, 2013	January 30, 2013
378	ACQUISITION TYPE	Trustee	Non-Trustee
397	ACQUISITION TYPE	Portfolio	Non-Trustee
451	ACQUISITION TYPE	Non-Trustee	Trustee
459	ACQUISITION TYPE	Non-Trustee	Trustee
680	LEASE START DATE	March 01, 2016	March 01, 2017
680	LEASE END DATE	February 28, 2017	August 31, 2018
680	RENT (PER MONTH)	$1,385.00	$1,440.00
763	ACQUISITION DATE	September 19, 2013	May 22, 2013
799	ACQUISITION DATE	September 19, 2013	July 30, 2013
851	ACQUISITION TYPE	Portfolio	Non-Trustee
883	RENT (PER MONTH)	$1,247.00	$997.00
964	ACQUISITION TYPE	Non-Trustee	Portfolio
1128	RENT (PER MONTH)	$1,850.00	$1,600.00
1165	ACQUISITION TYPE	Non-Trustee	Trustee
1167	ACQUISITION TYPE	Non-Trustee	Trustee
1168	ACQUISITION TYPE	Non-Trustee	Trustee
1383	RENT (PER MONTH)	$1,150.00	$1,200.00
1658	LEASE START DATE	August 01, 2016	August 31, 2017
1658	LEASE END DATE	August 15, 2017	August 30, 2018
1658	RENT (PER MONTH)	$865.00	$999.00
1760	LEASE START DATE	July 15, 2016	July 16, 2017
1760	LEASE END DATE	July 15, 2017	January 15, 2019
1760	RENT (PER MONTH)	$1,250.00	$1,295.00
1885	LEASE START DATE	August 01, 2016	August 01, 2017
1885	LEASE END DATE	July 31, 2017	July 31, 2018
1885	RENT (PER MONTH)	$1,535.00	$1,585.00
1903	RENT (PER MONTH)	$1,075.00	$925.00
1936	LEASE START DATE	September 01, 2016	September 01, 2017
1936	LEASE END DATE	August 31, 2017	August 31, 2018
1936	RENT (PER MONTH)	$1,150.00	$1,195.00
1965	RENT (PER MONTH)	$1,655.00	$1,505.00
2151	RENT (PER MONTH)	$1,085.00	$935.00
2187	RENT (PER MONTH)	$1,150.00	$1,000.00
2237	LEASE START DATE	September 01, 2016	September 01, 2017
2237	LEASE END DATE	August 31, 2017	August 31, 2018
2377	RENT (PER MONTH)	$1,715.00	$1,565.00
2562	LEASE END DATE	September 30, 2013	October 23, 2015
2614	RENT (PER MONTH)	$1,381.00	$1,434.00
2617	RENT (PER MONTH)	$2,308.00	$2,158.00

2.
On the Initial Data Tape, we identified 275 Properties where the Month to Month? data attribute was equal to “Yes” (indicating a month to month lease). Of these 275 Properties, 59 of the Properties (the “Month to Month Initial Sample Properties”) were part of the Initial Sample Properties included in the Initial Data Tape provided by the Company.  Using the MTM Support File provided by the Company, the Initial Data Tape, and the methodology provided by the Company, we checked that each Property in the Month to Month Initial Sample Properties:

a)	Had a Current Lease Status of “Leased” within the Initial Data Tape;

b)	Had a Lease End Date prior to the Property Cut-Off Date; and

c)	As indicated in the MTM Support File, the tenant had been charged and paid the rent amount shown in the Rent (per month) data field in the months of September 2017 and October 2017.

We noted the following differences (the “Initial MTM Discrepancies”):

#	Sample Attribute	Initial Data Tape Value	Source Document Value
680	Month to Month	Yes	Not leased on a month-to-month basis as of the Property Cut-Off Date.
1658	Month to Month	Yes	Not leased on a month-to-month basis as of the Property Cut-Off Date.
1760	Month to Month	Yes	Not leased on a month-to-month basis as of the Property Cut-Off Date.
1885	Month to Month	Yes	Not leased on a month-to-month basis as of the Property Cut-Off Date.
1936	Month to Month	Yes	Not leased on a month-to-month basis as of the Property Cut-Off Date.

3.
For each of the 685 Initial Sample Properties included in the remaining 2,627 Properties in the Interim Data Tape provided by the Company, we compared the “Source Document Value” shown in the tables in procedure 1 and procedure 2 for each Sample Attribute relating to the Initial Purchase and Lease Discrepancies and the Initial MTM Discrepancies to the corresponding Sample Attribute value in the Interim Data Tape and noted no differences, except for Property 1658 where the values in the Interim Data Tape did not reflect the Source Document Values as shown in the table in procedure 1.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Interim Data Tape based on the sample size and results of the procedures performed.

4.
Using the Interim Data Tape, we selected the remaining 1,942 Properties not included in the Initial Sample Properties (the “Final Sample Properties”) from the 2,621 Properties represented on the Interim Data Tape for review.  We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Interim Data Tape based on the sample size and results of the procedures performed.

For each of the Final Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes as of the Property Cut-Off Date, as shown on the Interim Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the date of our review.  For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1.  We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes in the Interim Data Tape for the Final Sample Properties to the Source Documents and noted the following differences (the “Final Purchase and Lease Discrepancies”):

#	Sample Attribute	Interim Data Tape Value	Source Document Value
5	ACQUISITION TYPE	Non-Trustee	Trustee
8	LEASE START DATE	December 07, 2012	November 01, 2012
8	LEASE END DATE	November 30, 2017	November 30, 2016
8	ACQUISITION TYPE	Non-Trustee	Trustee
96	ACQUISITION TYPE	Non-Trustee	Portfolio
115	ACQUISITION TYPE	Non-Trustee	Portfolio
116	ACQUISITION TYPE	Non-Trustee	Portfolio
185	RENT (PER MONTH)	$1,550.00	$1,300.00
205	ACQUISITION TYPE	Non-Trustee	Portfolio
212	LEASE START DATE	September 01, 2017	September 01, 2016
212	LEASE END DATE	August 31, 2018	August 31, 2017
235	ACQUISITION TYPE	Portfolio	Trustee
291	ACQUISITION TYPE	Non-Trustee	Trustee
347	RENT (PER MONTH)	$1,575.00	$1,500.00
356	ACQUISITION TYPE	Non-Trustee	Trustee
358	ACQUISITION TYPE	Non-Trustee	Trustee
360	ACQUISITION TYPE	Non-Trustee	Trustee
373	ACQUISITION TYPE	Trustee	Non-Trustee
378	Acquisition Month	August 26, 2013	April 11, 2013
390	ACQUISITION TYPE	Non-Trustee	Trustee
393	ACQUISITION TYPE	Portfolio	Trustee
403	ACQUISITION TYPE	Non-Trustee	Portfolio
432	ACQUISITION TYPE	Non-Trustee	Trustee
439	ACQUISITION TYPE	Non-Trustee	Trustee
447	Acquisition Month	August 5, 2013	September 10, 2014
471	ACQUISITION TYPE	Non-Trustee	Trustee
474	ACQUISITION TYPE	Non-Trustee	Trustee
477	ACQUISITION TYPE	Non-Trustee	Trustee
540	LEASE START DATE	July 03, 2017	July 03, 2016
540	LEASE END DATE	July 02, 2018	July 02, 2017
540	RENT (PER MONTH)	$1,285.00	$1,240.00
590	LEASE START DATE	June 01, 2016	June 01, 2017
590	LEASE END DATE	May 31, 2017	December 31, 2017
590	RENT (PER MONTH)	$1,250.00	$1,295.00
626	PURCHASE PRICE	$86,000.00	$85,000.00
644	ACQUISITION TYPE	Non-Trustee	Trustee
661	ACQUISITION TYPE	Non-Trustee	Trustee
702	ACQUISITION TYPE	Non-Trustee	Portfolio
757	Acquisition Month	September 19, 2013	May 21, 2013
784	ACQUISITION TYPE	Trustee	Non-Trustee
788	Acquisition Month	September 30, 2013	July 30, 2013
825	ACQUISITION TYPE	Trustee	Non-Trustee
829	ACQUISITION TYPE	Trustee	Non-Trustee
847	ACQUISITION TYPE	Trustee	Portfolio
863	ACQUISITION TYPE	Trustee	Non-Trustee
872	RENT (PER MONTH)	$1,625.00	$1,375.00

#	Sample Attribute	Interim Data Tape Value	Source Document Value
883	RENT (PER MONTH)	$1,685.00	$1,735.00
945	RENT (PER MONTH)	$1,050.00	$800.00
949	ACQUISITION TYPE	Non-Trustee	Bulk
981	ACQUISITION TYPE	Non-Trustee	Bulk
1020	PURCHASE PRICE	$120,000.00	$115,000.00
1041	LEASE START DATE	September 01, 2011	May 01, 2014
1118	RENT (PER MONTH)	$1,311.00	$1,273.00
1119	PURCHASE PRICE	$39,387.00	$39,837.00
1133	ACQUISITION TYPE	Non-Trustee	Trustee
1152	ACQUISITION TYPE	Non-Trustee	Trustee
1167	LEASE START DATE	March 01, 2017	September 01, 2017
1167	LEASE END DATE	August 31, 2017	June 25, 2018
1167	RENT (PER MONTH)	$1,560.00	$1,630.00
1194	RENT (PER MONTH)	$1,078.00	$980.00
1250	LEASE START DATE	August 02, 2016	July 20, 2017
1250	LEASE END DATE	August 15, 2017	September 19, 2018
1250	RENT (PER MONTH)	$1,200.00	$1,270.00
1471	LEASE START DATE	December 01, 2016	September 01, 2017
1471	LEASE END DATE	August 31, 2017	August 31, 2018
1527	ACQUISITION TYPE	Trustee	Non-Trustee
1678	LEASE START DATE	September 01, 2016	September 01, 2017
1678	LEASE END DATE	August 31, 2017	August 31, 2018
1678	RENT (PER MONTH)	$1,768.00	$1,830.00
1714	LEASE START DATE	August 19, 2016	September 01, 2017
1714	LEASE END DATE	August 31, 2017	August 31, 2018
1766	LEASE START DATE	September 01, 2017	August 01, 2017
1766	LEASE END DATE	August 31, 2018	July 31, 2018
1882	RENT (PER MONTH)	$1,125.00	$975.00
2011	LEASE START DATE	August 02, 2015	September 01, 2017
2011	LEASE END DATE	August 31, 2017	August 31, 2018
2011	RENT (PER MONTH)	$1,050.00	$1,095.00
2226	RENT (PER MONTH)	$1,130.00	$1,030.00
2262	LEASE START DATE	August 01, 2016	August 01, 2017
2262	LEASE END DATE	July 31, 2017	July 31, 2018
2319	LEASE START DATE	August 01, 2015	August 01, 2017
2319	LEASE END DATE	July 31, 2017	July 31, 2019
2319	RENT (PER MONTH)	$1,320.00	$1,355.00
2328	RENT (PER MONTH)	$1,435.00	$1,285.00
2330	RENT (PER MONTH)	$1,285.00	$1,135.00
2368	RENT (PER MONTH)	$1,500.00	$1,395.00
2389	LEASE START DATE	July 01, 2016	September 01, 2017
2389	LEASE END DATE	June 30, 2017	August 31, 2019
2389	RENT (PER MONTH)	$1,595.00	$1,645.00
2397	LEASE START DATE	May 01, 2016	July 16, 2017
2397	LEASE END DATE	May 02, 2017	July 15, 2018
2397	RENT (PER MONTH)	$1,515.00	$1,595.00
2509	LEASE START DATE	July 01, 2015	June 21, 2013
2509	LEASE END DATE	June 30, 2016	June 20, 2014
2509	RENT (PER MONTH)	$2,350.00	$1,863.00
2526	RENT (PER MONTH)	$1,575.00	$1,685.00
2529	LEASE START DATE	May 19, 2015	June 01, 2016
2529	LEASE END DATE	May 31, 2016	May 31, 2017
2574	LEASE START DATE	July 01, 2016	June 16, 2017
2574	LEASE END DATE	June 30, 2017	August 31, 2018
2574	RENT (PER MONTH)	$1,700.00	$1,750.00
2575	LEASE START DATE	August 01, 2016	August 01, 2017
2575	LEASE END DATE	July 31, 2017	July 31, 2018
2575	RENT (PER MONTH)	$1,846.00	$1,938.00
2584	RENT (PER MONTH)	$835.00	$762.00
2594	LEASE END DATE	July 31, 2014	July 31, 2015

#	Sample Attribute	Interim Data Tape Value	Source Document Value
2616	LEASE START DATE	June 01, 2015	July 01, 2017
2616	LEASE END DATE	May 31, 2016	June 30, 2018
2618	LEASE END DATE	April 30, 2014	April 30, 2015
2620	RENT (PER MONTH)	$1,749.00	$1,832.00

5.
On the Interim Data Tape, we identified 266 Properties where the Month to Month? data attribute was equal to “Yes” (indicating a month to month lease). Of these 266 Properties, 212 of the Properties (the “Month to Month Final Sample Properties”) were part of the Final Sample Properties included in the Interim Data Tape provided by the Company.  Using the MTM Support File provided by the Company, the Interim Data Tape, and the methodology provided by the Company, we checked that each Property in the Month to Month Final Sample Properties:

a)	Had a Current Lease Status of “Leased” within the Interim Data Tape;

b)	Had a Lease End Date prior to the Property Cut-Off Date; and

c)	As indicated in the MTM Support File, the tenant had been charged and paid the rent amount shown in the Rent (per month) data field in the months of September 2017 and October 2017.

We noted the following differences (the “Final MTM Discrepancies”):

#	Sample Attribute	Interim Data Tape Value	Source Document Value
590	Month to Month	Yes	Not leased on a month-to-month basis as of the Property Cut-Off Date.
1167	Month to Month	Yes	Not leased on a month-to-month basis as of the Property Cut-Off Date.
1250	Month to Month	Yes	Not leased on a month-to-month basis as of the Property Cut-Off Date.
1471	Month to Month	Yes	Not leased on a month-to-month basis as of the Property Cut-Off Date.
1678	Month to Month	Yes	Not leased on a month-to-month basis as of the Property Cut-Off Date.
1714	Month to Month	Yes	Not leased on a month-to-month basis as of the Property Cut-Off Date.
2011	Month to Month	Yes	Not leased on a month-to-month basis as of the Property Cut-Off Date.
2262	Month to Month	Yes	Not leased on a month-to-month basis as of the Property Cut-Off Date.
2319	Month to Month	Yes	Not leased on a month-to-month basis as of the Property Cut-Off Date.
2389	Month to Month	Yes	Not leased on a month-to-month basis as of the Property Cut-Off Date.
2397	Month to Month	Yes	Not leased on a month-to-month basis as of the Property Cut-Off Date.
2574	Month to Month	Yes	Not leased on a month-to-month basis as of the Property Cut-Off Date.
2575	Month to Month	Yes	Not leased on a month-to-month basis as of the Property Cut-Off Date.
2616	Month to Month	Yes	Not leased on a month-to-month basis as of the Property Cut-Off Date.

6.	For each of the 1,937 Final Sample Properties included in the remaining 2,621 Properties in the Final Data Tape provided by the Company, we performed the following procedures:

a)
For each Sample Attribute relating to the Final Purchase and Lease Discrepancies, the Final MTM Discrepancies and the Initial Purchase and Lease Discrepancies for Property 1658, we compared the “Source Document Value” shown in the tables in procedure 1 (for Property 1658), procedure 4 and procedure 5 to the corresponding Sample Attribute value in the Final Data Tape and noted no differences.

b)	For each Sample Attribute that did not have a Final Purchase and Lease Discrepancy or a Final MTM Discrepancy, we compared the Interim Data Tape to the Final Data Tape and noted no differences.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Final Data Tape based on the sample size and results of the procedures performed.

7.
Using the information, instruction, and assumptions provided by the Company, for each of the Properties represented in the Final Data Tape, we performed the respective procedures for the fields listed in Exhibit 2.  The Company provided the Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

We compared and agreed the information and noted no exceptions.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion on the Final Data Tape.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; or

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to
Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

/s/ PricewaterhouseCoopers LLP

November 28, 2017

Exhibit 1

Sample Attribute: Lease Start Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease Start Date procedure, for Properties where the Month to Month? data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date.  If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to StructuredFN by the Company as of the date of our review.

For Properties where the Month to Month? data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to StructuredFN by the Company as of the date of our review, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Lease Status data attribute equals “Leased”, we compared the Lease Start Date Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Lease End Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease End Date procedure, for Properties where the Month to Month? data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date.  If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to StructuredFN by the Company as of the date of our review.

For Properties where the Month to Month? data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to StructuredFN by the Company as of the date of our review, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Lease Status data attribute equals “Leased”, we compared the Lease End Date Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Rent (per month)

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of the monthly rent procedure, for Properties where the Month to Month? data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date.  If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to StructuredFN by the Company as of the date of our review.

For Properties where the Month to Month? data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to StructuredFN by the Company as of the date of our review, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupancy data attribute equals “Occupied,” we compared the Rent (per month) Sample Lease Attribute to the applicable monthly rent information available in the Relevant Lease Agreement.

Sample Attribute: Acquisition Type

Tolerance Level: N/A

Comparison Instructions:

For the purposes of the Acquisition Type procedure, for Properties where the SBY? data attribute equals “Yes”, we compared the Acquisition Type data attribute to “Bulk”.

For Properties where the SBY? data attribute equals “No”, we performed the following procedures:

1)	If multiple properties are listed in the purchase agreement or bid receipt, as applicable, compare the Acquisition Type data attribute to “Bulk”.

2)	If a bid receipt is available for the applicable Property, and only one property is listed in that bid receipt, compare the Acquisition Type data attribute to “Trustee”.

3)
If a purchase agreement or online marketplace receipt is available for the applicable property and only one property is listed in that purchase agreement, compare the Acquisition Type data attribute to “Non-Trustee”.

Sample Attribute: Acquisition Date

Tolerance Level: +/- 1 month

Comparison Instructions:

For the purposes of the Acquisition Date procedure, for Properties where the SBY? data attribute equals “Yes”, we compared the Acquisition Date data attribute to “May 9, 2017”.

For Properties where the SBY? data attribute equals “No”, we performed the following procedures:

1)
If a settlement statement is available, compare the Acquisition Date data attribute to information available in the settlement statement.  If the Acquisition Date data attribute does not agree with the information available in the settlement statement, or if a settlement statement is not available, then

2)
If a recorded deed is available, compare the Acquisition Date data attribute to information available in the recorded deed.  If the Acquisition Date data attribute does not agree with the information available in the recorded deed, or if a recorded deed is not available, then

3)
If a bid receipt is available, compare the Acquisition Date data attribute to information available in the bid receipt.  If the Acquisition Date data attribute does not agree with the information available in the bid receipt, or if a bid receipt is not available, then

4)	If a purchase agreement is available, compare the Acquisition Date data attribute to information available in the purchase agreement.

Sample Attribute: Purchase Price

Tolerance Level: +/- $10

Comparison Instructions:

For the purposes of the Purchase Price procedure, for Properties where the SBY? data attribute equals “Yes”, we compared the Purchase Price data attribute to sum of the “Purchase Price Building (rental)”, “Purchase Price Land (Rental)”, “Purchase Price Land Improvement (Rental)”, “Disposal - Purchase Price” and “Purchase Price (historical)” data fields in the Purchase Price File.

For Properties where the SBY? data attribute equals “No”, we performed the following procedures:

1)	If a settlement statement is available, compare the Purchase Price data attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compare the Purchase Price data attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compare the Purchase Price data attribute to information available in the purchase agreement.

4)
If multiple properties are listed on either, a) the settlement statement, b) the bid receipt, or c) the purchase agreement, and the relevant purchase price information is not disaggregated at the property level, then compare the Purchase Price data attribute to information available in the applicable bulk sale schedule provided by the Company.

Exhibit 2
Field Name	Procedure	Calculation	Source File(s)	Comments
Address	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
City	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
State	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
ZIP	Final Data Tape to Supplemental Data File electronic comparison		BPO Results File
MSA	Recalculate and compare	Recalculation: Match County to MSA using MSA Mapping File	MSA Mapping File
Property Type	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report
Months Since Acquisition	Recalculate and compare	Recalculation: (Property Cut-Off Date - Acquisition Date) / 30	Final Data Tape (Acquisition Date)
Condo?	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report
Pool?	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report
HOA?	Final Data Tape to Supplemental Data File electronic comparison	n/a	HOA Support File Final Data Tape (HOA)
As explained by the Company, a Property was considered to be located in a HOA if the HOA Support File indicated the HOA was voluntary, involuntary, apparent, or dissolved/inactive, or if the HOA Support File showed a HOA Annual Amount greater than $0.

Closing Costs	Final Data Tape to Supplemental Data File electronic comparison	n/a	Purchase Price File
Other Costs	Final Data Tape to Supplemental Data File electronic comparison	n/a	Purchase Price File

Exhibit 2
Field Name	Procedure	Calculation	Source File(s)	Comments
Total Cost Basis (Pre-Rehab)	Recalculate and compare	Recalculation: Purchase Price + Closing Costs + Other Costs	Final Data Tape (Purchase Price, Closing Costs, and Other Costs)
Actual Rehab Cost	Final Data Tape to Supplemental Data File electronic comparison	n/a	Purchase Price File
All in Cost (Purchase Price)	Recalculate and compare	Recalculation: Total Cost Basis (Pre-Rehab) + Actual Rehab Cost	Final Data Tape (Total Cost Basis (Pre-Rehab) and Actual Rehab Cost)
BPO Date	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
BPO Value	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Lease Term	Recalculate and compare	Recalculation: (Lease End Date - Lease Start Date) / 30	Final Data Tape (Lease End Date and Lease Start Date)
Section 8?	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report
Total Rent	Recalculate and compare	Recalculation: Rent (per Month) + Other Income (per Month)	Final Data Tape (Rent (per Month) and Other Income (per Month))
Delinquent?	Recalculate and compare	Recalculation: Delinquent if the sum of a) Property shows a lease status of “Leased”, b) any delinquent balances outstanding for more than 30 days and c) any prepaid balance is greater than $0.	Delinquency File Final Data Tape (Lease Status)	Value of zero calculated for vacant properties.
GPR Annual	Recalculate and compare	Recalculation: For vacant properties, Underwritten Rent * 12 For occupied properties, Rent (per Month) * 12	Final Data Tape (Underwritten Rent and Rent (per Month))
Other Income Annual	Recalculate and compare	Assumption: $200 per Property
Total Gross Revenue	Recalculate and compare	Recalculation: GPR Annual + Other Income Annual	Final Data Tape (GPR Annual and Other Annual Income)
Effective Rent	Recalculate and compare	Recalculation: Total Gross Revenue * (1- Market Vacancy)	Final Data Tape (Total Gross Revenue and Market Vacancy)
Property Management Expense	Recalculate and compare	Recalculation: Effective Rent * 7%	Final Data Tape (Total Gross Revenue)

Exhibit 2
Field Name	Procedure	Calculation	Source File(s)	Comments
Property Taxes	Final Data Tape to Supplemental Data File electronic comparison	n/a	Tax Support File
HOA	Final Data Tape to Supplemental Data File electronic comparison	n/a	HOA Support File
Insurance	Final Data Tape to Supplemental Data File electronic comparison	n/a	Insurance Support File
Maintenance	Recalculate and compare	Recalculation: Annual Maintenance from the Underwriting Assumptions File	Underwriting Assumptions File
Lease -Up / Marketing	Recalculate and compare	Recalculation: Total Gross Revenue * 2.70%	Final Data Tape (Total Gross Revenue)
Turnover	Recalculate and compare	Recalculation: Annual Turnover per Home from the Underwriting Assumptions File	Underwriting Assumptions File
Other Expense	Recalculate and compare	Recalculation: Effective Rent * 1.00%	Final Data Tape (Effective Rent)
Net Operating Income	Recalculate and compare	Recalculation: Effective Rent – Property Management Expense - Property Taxes – HOA – Insurance - Maintenance - Lease -Up / Marketing – Turnover – Other Expense	Final Data Tape (Effective Rent, Property Management Expense, Property Taxes, HOA, Insurance,- Maintenance, Lease -Up / Marketing, Turnover, and Other Expense)
Capex Reserve	Recalculate and compare	Recalculation: Cap Ex Reserve from the Underwriting Assumptions File	Underwriting Assumptions File
Underwritten Net Cash Flow	Recalculate and compare	Recalculation: Net Operating Income - Capex Reserve	Final Data Tape (Net Operating Income and Capex Reserve)